Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Equity Valuation Assumption Difference Footnote [Text Block]

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO	Total - Inclusion of Equity Values for PEO

2024	$74,611	$-	$3,534	$(6,075)	$(317,125)	$-	$(245,056)

2023	$331,875	$(111,600)	$-	$40,350	$-	$-	$260,625

2022	$349,200	$(76,125)	$-	$(96,956)	$-	$-	$176,119

	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs

2024	$17,500	$(2,813)	$-	$(2,508)	$(80,306)	$-	$(68,126)

2023	$95,875	$(18,600)	$-	$40,413	$(35,163)	$-	$82,525

2022	$97,000	$(30,208)	$-	$(36,702)	$-	$-	$30,090

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR and Company Selected Measures disclosure is not applicable for a Smaller Reporting Company.
Adjustment To PEO Compensation, Footnote [Text Block]
					Value of initial Fixed $100 Investment Based on:
	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2) (3)	Total Shareholder Return	Net income, in thousands

2024	$926,843	$520,356	$333,622	$202,717	$60.80	$(3,093)

2023	$709,302	$676,302	$399,945	$349,155	$64.06	$486

2022	$634,748	$519,042	$336,679	$285,706	$84.26	$(1,120)

(1)	William Wentworth became our PEO (principal executive officer) starting October 1, 2024 and received stock options granted on his start date of September 3, 2024. Anthony Ambrose was our PEO for each year presented until October 1, 2024 and forfeiting unvested shares on his retirement October 15, 2024. For this table the PEO compensation is the combination of the two PEOs.

(2)

The individuals comprising the Non-PEO NEOs presented for 2024 are: Ng, Gulati, and Tidwell; with Gulati and Tidwell included until their termination December 1, 2024 and forfeiting unvested shares on that date. For 2023, the Non-PEOs were: Ng, Gulati, Tidwell and Hatlen; with Ng starting on July 3, 2023 and receiving hiring grants on that date, and Hatlen retiring as a NEO on August 15, 2023 and forfeiting unvested shares on December 31, 2023. For 2022 the Non-PEOs were: Hatlen, Gulati and Tidwell.

(3)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company's NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (4) below.

(4)

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value are not applicable for Data I/O Corporation and accordingly are not reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are not applicable for Data I/O Corporation.

(5)	The Peer Group TSR and Company Selected Measures disclosure is not applicable for a Smaller Reporting Company.

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The individuals comprising the Non-PEO NEOs presented for 2024 are: Ng, Gulati, and Tidwell; with Gulati and Tidwell included until their termination December 1, 2024 and forfeiting unvested shares on that date. For 2023, the Non-PEOs were: Ng, Gulati, Tidwell and Hatlen; with Ng starting on July 3, 2023 and receiving hiring grants on that date, and Hatlen retiring as a NEO on August 15, 2023 and forfeiting unvested shares on December 31, 2023. For 2022 the Non-PEOs were: Hatlen, Gulati and Tidwell.

	Summary Compensation Table Total for PEO	Exclusion of Change in Pension Value for PEO	Exclusion of Stock Awards for PEO	Inclusion of Pension Service Cost for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO

2024	$926,843	$-	$(161,432)	$-	$(245,056)	$520,356

2023	$709,302	$-	$(293,625)	$-	$260,625	$676,302

2022	$634,748	$-	$(291,825)	$-	$176,119	$519,042

	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Pension Service Cost for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs

2024	$333,622	$-	$(62,779)	$-	$(68,126)	$202,717

2023	$399,945	$-	$(133,316)	$-	$82,525	$349,155

2022	$336,679	$-	$(81,063)	$-	$30,090	$285,706

Additional 402(v) Disclosure [Text Block]

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company's NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (4) below.

Compensation Actually Paid (CAP) versus Total Shareholder Return (TSR) [Text Block]

The following graph shows the Compensation Actually Paid (CAP) versus Total Shareholder Return (TSR).  The CAP reflects in 2022 and 2024 the lower incentive compensation due to losses and in 2023 a lower net income level as well as lower equity values related to stock prices.  The declining TSR has a correlation with the declines in CAP. The PEO CAP was impacted by the turnover in PEOs in 2024.

Adjustment to Pension Benefits Footnote[Text Block]

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value are not applicable for Data I/O Corporation and accordingly are not reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are not applicable for Data I/O Corporation.

PEO Name	William Wentworth became our PEO (principal executive officer) starting October 1, 2024 and received stock options granted on his start date of September 3, 2024. Anthony Ambrose was our PEO for each year presented until October 1, 2024 and forfeiting unvested shares on his retirement October 15, 2024. For this table the PEO compensation is the combination of the two PEOs.
PEO Total Compensation Amount	$ 926,843	$ 709,302	$ 634,748
Average Inclusion of Equity Values for Non-PEO NEOs	(68,126)	82,525	30,090
Inclusion of Equity values for PEO	(245,056)	260,625	176,119
PEO Actually Paid Compensation Amount	520,356	676,302	519,042
Exclusion of Stock Awards for PEO	(161,432)	(293,625)	(291,825)
Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	(62,779)	(133,316)	(81,063)
Non-PEO NEO Average Total Compensation Amount	$ 333,622	399,945	336,679
Pay vs Performance [Table Text Block]

Pay-Versus-Performance

					Value of initial Fixed $100 Investment Based on:
	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2) (3)	Total Shareholder Return	Net income, in thousands

2024	$926,843	$520,356	$333,622	$202,717	$60.80	$(3,093)

2023	$709,302	$676,302	$399,945	$349,155	$64.06	$486

2022	$634,748	$519,042	$336,679	$285,706	$84.26	$(1,120)

(1)	William Wentworth became our PEO (principal executive officer) starting October 1, 2024 and received stock options granted on his start date of September 3, 2024. Anthony Ambrose was our PEO for each year presented until October 1, 2024 and forfeiting unvested shares on his retirement October 15, 2024. For this table the PEO compensation is the combination of the two PEOs.

(2)

The individuals comprising the Non-PEO NEOs presented for 2024 are: Ng, Gulati, and Tidwell; with Gulati and Tidwell included until their termination December 1, 2024 and forfeiting unvested shares on that date. For 2023, the Non-PEOs were: Ng, Gulati, Tidwell and Hatlen; with Ng starting on July 3, 2023 and receiving hiring grants on that date, and Hatlen retiring as a NEO on August 15, 2023 and forfeiting unvested shares on December 31, 2023. For 2022 the Non-PEOs were: Hatlen, Gulati and Tidwell.

(3)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company's NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (4) below.

(4)

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value are not applicable for Data I/O Corporation and accordingly are not reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are not applicable for Data I/O Corporation.

(5)	The Peer Group TSR and Company Selected Measures disclosure is not applicable for a Smaller Reporting Company.
	Summary Compensation Table Total for PEO	Exclusion of Change in Pension Value for PEO	Exclusion of Stock Awards for PEO	Inclusion of Pension Service Cost for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO

2024	$926,843	$-	$(161,432)	$-	$(245,056)	$520,356

2023	$709,302	$-	$(293,625)	$-	$260,625	$676,302

2022	$634,748	$-	$(291,825)	$-	$176,119	$519,042

	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Pension Service Cost for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs

2024	$333,622	$-	$(62,779)	$-	$(68,126)	$202,717

2023	$399,945	$-	$(133,316)	$-	$82,525	$349,155

2022	$336,679	$-	$(81,063)	$-	$30,090	$285,706

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO	Total - Inclusion of Equity Values for PEO

2024	$74,611	$-	$3,534	$(6,075)	$(317,125)	$-	$(245,056)

2023	$331,875	$(111,600)	$-	$40,350	$-	$-	$260,625

2022	$349,200	$(76,125)	$-	$(96,956)	$-	$-	$176,119

	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs

2024	$17,500	$(2,813)	$-	$(2,508)	$(80,306)	$-	$(68,126)

2023	$95,875	$(18,600)	$-	$40,413	$(35,163)	$-	$82,525

2022	$97,000	$(30,208)	$-	$(36,702)	$-	$-	$30,090

The following graph shows the Compensation Actually Paid (CAP) versus Total Shareholder Return (TSR).  The CAP reflects in 2022 and 2024 the lower incentive compensation due to losses and in 2023 a lower net income level as well as lower equity values related to stock prices.  The declining TSR has a correlation with the declines in CAP. The PEO CAP was impacted by the turnover in PEOs in 2024.

Non-PEO NEO Average Compensation Actually Paid Amount	$ 202,717	$ 349,155	$ 285,706
Total Shareholder Return Amount	$ 60.80	$ 64.06	$ 84.26
Net Income (Loss)	$ (3,093,000)	$ 486,000	$ (1,120,000)